Acquisition of Solar Silicon Valley (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley Y	Dec. 31, 2011 Solar Silicon Valley
Assets acquired:
Cash and cash equivalents					127,720
Notes receivable					8,022
Accounts receivable					163,193
Short term prepayment					25,522
Inventory					29,253
Interest receivable					14,000
Other receivable					263,153
Property, plant and equipment, net					189,092
Long term prepayment					8,334
Identifiable intangible assets					3,191
Total assets acquired					831,480
Liabilities
Short-term bank borrowings					50,000
Accounts payable					155,201
Other payables					6,692
Advance from customers					1,089
Payroll and welfare payable					71,468
Accrued expenses					656
Total liabilities assumed					285,106
Fair value of net assets acquired					546,374
Fair value of purchase consideration					358,987
Bargain purchase gain	187,387				187,387	187,387
Adjustment to carrying value of property, plant and equipment as a result of fair value measurement					28,697
Amortization period (in years)					5
Amortization of acquired intangible assets						53
Net revenues	10,732,854	11,760,780	3,778,553	22,167
Net income	(564,345)	1,755,351	(193,499)	6,720